Accrued expenses and other current liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Deposits from packaged-tour users (a)	¥ 18,195	$ 2,789	¥ 32,416
Payable for business acquisition	8,138	1,247	20,032
Accrued liabilities related to customers incentive program	10,369	1,589	9,374
Accrued professional service fees	11,513	1,764	15,298
Accrued advertising expenses	18,804	2,882	34,755
Deposits received from suppliers	82,054	12,575	164,456
Accrued operating expenses	10,032	1,537	29,840
Advanced payment from banks (b)	10,812	1,657	25,095
Discounted bank acceptance notes (c)	482,000	73,870	537,000
Others	24,584	3,768	38,853
Total	¥ 676,501	$ 103,678	¥ 907,119